UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $747,091
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number              Name

1             028-13041                      H Partners, LP
2             028-14314                      H Offshore Fund, Ltd.
3             028-14309                      H Partners Phoenix SPV Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                     H PARTNERS MANAGEMENT, LLC
                                                           March 31, 2012



COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                     VALUE       SHRS OR  SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS           CUSIP    (X1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
BOYD GAMING CORP                  COM        103304101   27,631    3,524,426 SH          DEFINED    1, 2      3,524,426   0      0
CUMULUS MEDIA INC                CL A        231082108    2,362      676,682 SH          DEFINED    1, 2        676,682   0      0
GRACE W R & CO DEL NEW            COM        38388F108   64,158    1,110,000 SH          DEFINED    1, 2      1,110,000   0      0
SEALY CORP                        COM        812139301   31,271   15,480,935 SH          DEFINED    1, 2      5,480,935   0      0
SEALY CORP                  SR SECD 3RD 8%   812139400    6,500      100,000 SH          DEFINED                100,000   0      0
SIX FLAGS ENTMT CORP NEW          COM        83001A102  615,169   13,153,063 SH          DEFINED    1, 2, 3   3,153,063   0      0
                                                        747,091



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